John Hancock High Yield Fund Expense Example - John Hancock High Yield Fund Classes A C I and R6 [Member] - John Hancock High Yield Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 489
Expense Example, with Redemption, 3 Years	681
Expense Example, with Redemption, 5 Years	888
Expense Example, with Redemption, 10 Years	1,485
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	269
Expense Example, with Redemption, 3 Years	526
Expense Example, with Redemption, 5 Years	906
Expense Example, with Redemption, 10 Years	1,776
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	372
Expense Example, with Redemption, 10 Years	834
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	$ 713